CAPITAL COMMITMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital Commitments [Abstract]
Capital expenditure in respect of the acquisition of IPP solar parks contracted for but not provided in the consolidated financial statements	$ 23,118	$ 30,872	$ 34,279